Summary of Significant Accounting Policies (Condensed Consolidated Statement Of Earnings, Adjusted For Reclassification Of Certain Shared Service Expenses) (Details) (USD $)
In Millions, unless otherwise specified
	0 Months Ended	12 Months Ended
	Aug. 08, 2011	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Total net revenues		$ 13,299.5	$ 11,700.4	$ 10,707.4
Cost of sales including occupancy costs		5,813.3	4,915.5	4,416.5
Store operating expenses		3,918.1	3,594.9	3,471.9
Other operating expenses		429.9	392.8	279.7
Depreciation and amortization expenses		550.3	523.3	510.4
General and administrative expenses		801.2	749.3	704.6
Restructuring charges		0	0	53.0
Total operating expenses		11,512.8	10,175.8	9,436.1
Gain (Loss) on Sale of Properties	30.2	0	30.2	0
Income from equity investees		210.7	173.7	148.1
Operating income		1,997.4	1,728.5	1,419.4
As Filed [Member]
Total net revenues			11,700.4	10,707.4
Cost of sales including occupancy costs			4,949.3	4,458.6
Store operating expenses			3,665.1	3,551.4
Other operating expenses			402.0	293.2
Depreciation and amortization expenses			523.3	510.4
General and administrative expenses			636.1	569.5
Restructuring charges				53.0
Total operating expenses			10,175.8	9,436.1
Gain (Loss) on Sale of Properties			30.2
Income from equity investees			173.7	148.1
Operating income			1,728.5	1,419.4
Reclassification [Member]
Total net revenues			0	0
Cost of sales including occupancy costs			(33.8)	(42.1)
Store operating expenses			(70.2)	(79.5)
Other operating expenses			(9.2)	(13.5)
Depreciation and amortization expenses			0	0
General and administrative expenses			113.2	135.1
Restructuring charges				0
Total operating expenses			0	0
Gain (Loss) on Sale of Properties			0
Income from equity investees			0	0
Operating income			$ 0	$ 0